Share-Based Compensation (Details Narrative) (10k) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2013	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Fair value net of forfeitures at grant date					$ 67,296	$ 10,320
Stock option expense					6,991
Share based compensation			$ 5,616	$ 46,960	74,808	$ 40,299
Unrecognized share-based compensation					$ 6,991
Intrinsic value of stock price					$ 0.0016	$ 0.0019
Weighted average remaining period					8 months 12 days
Incentive Stock Options [Member]
Stock option, granted					12,081,326
Weighted average remaining period			3 years 11 months 19 days		4 years 9 months 22 days	1 year 3 months 7 days
Stock options outstanding					97,392,450
Weighted average exercise price					$ 0.034
Number of exercisable options					96,798,700
Non-qualified Stock Options [Member]
Stock option, granted					1,421,300
Weighted average remaining period			6 years 8 months 5 days		2 years 2 months 23 days	1 year 8 months 1 day
Stock options outstanding					1,453,800
Weighted average exercise price					$ 0.017
Number of exercisable options					1,453,800
Employee Stock Option [Member]
Stock option, granted	77,500,000	7,423,624
Options exercise price		$ 0.0257
Fair value net of forfeitures at grant date		$ 210,300
Vesting, description		The options granted were 100% vested for directors and shall vest in 25% immediately and 25% over four years increments on a yearly basis over the next four years for employees.
Stock option expire date	Aug. 16, 2015
Stock option extended expiration date	Aug. 16, 2020
Share based compensation						$ 29,067
2010 Stock Option Plan [Member]
Stock option, granted					0	13,000,000
Stock option, description					The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders.
2007 Stock Option Plan [Member]
Stock option, granted					75,000	50,000
2004 Stock Option Plan [Member]
Stock option, granted					41,250	127,626
Key Employees and Non-employee Consultants [Member] | 2010 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted					95,500,000
Key Employees and Non-employee Consultants [Member] | 2007 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted					2,500,000
Key Employees and Non-employee Consultants [Member] | 2004 Stock Option Plan [Member] | Maximum [Member]
Stock option, granted					962,500
Employees and Directors [Member] | Incentive Stock Options [Member]
Stock option, granted					1,951,376
Options exercise price					$ 0.0257
Stock option expire date					Sep. 30, 2023
Officers, Employees and Consultants [Member] | Incentive and Non-QualifiedStock Options [Member]
Share based compensation					$ 74,808	$ 40,299